Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

August 9, 2017

Barclays Capital Inc. (the “Company”)

745 7th Avenue

New York, NY 10019

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressee of this report and Drexel Hamilton, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you on the procedures enumerated below with respect to the Commercial Mortgage Pass-Through Certificates, Series 2017-DELC securitization (the “Transaction”). The Company is responsible for the accuracy of the information contained in the Final Data File (the “Responsible Party”). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on the collateral within the Transaction.

Except as otherwise expressly stated, PwC should not be regarded as having in any way warranted or as having given any assurance as to the completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934; and
(iii)	The reasonableness of any of the assumptions provided by the Company.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to August 9, 2017.
•	The excel file provided to us by the Company titled “BBCMS 2017-DELC_Accounting Tape (08.09.2017) v4.xlsx”, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date shall be herein referred to as the “Final Data File”.
•	Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Final Data File.
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the client related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	The phrase “Loan Agreement” refers to the signed first lien mortgage promissory note, first lien mortgage agreement, or any other senior lien mortgage document, as contained in the Loan File.
•	The phrase “Subordinate Loan Agreement” refers to the signed mezzanine mortgage notes, second lien mortgage notes, or any other subordinate lien mortgage document, as contained in the Loan File.
•	The phrase “Guaranty Agreement” refers to the signed guaranty and/or any riders or assumptions thereof, as contained in the Loan File.
•	The phrase “Management Agreement” refers to the signed management agreement or assignment of management agreement, as contained in the Loan File.
•	The phrase “Title Policy” refers to the signed title insurance policy, as included in the Loan File.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, as included in the Loan File.
•	The phrase “Appraisal Report” refers to the signed appraisal document, as included in the Loan File.
•	The phrase “Engineering Report” refers to a signed property condition assessment document, as included in the Loan File.
•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental document, as included in the Loan File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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•	The phrase “Seismic Report” refers to the signed seismic assessment document, as included in the Loan File.
•	The phrase “Barclays Underwriting Schedule” refers to the historical cash flow statements and underwriting projections, as included in the Loan File.
•	The phrase “Rate Cap Agreement” refers to the signed interest rate cap agreement, as included in the Loan File.
•	The phrase “Cash Management Agreement” refers to the signed cash management agreement, as included in the Loan File.
•	The phrase “Capital Expenditures Schedule” refers to the historical capital expenditure document, as included in the Loan File.
•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds, as included in the Loan File.
•	The phrase “Fee Schedule” refers to the documentation for the Administrative Fee (Master Servicer, Primary Servicer, OA, CREFC and Trustee fees) for the Transaction.

From August 3, 2017 through August 9, 2017, the Company provided us with the Source Documents related to the single loan secured by a single property, herein referred to as the “Underlying Collateral”. For the Underlying Collateral set forth in the Final Data File, we compared the Specified Attributes set forth in the Final Data File to the corresponding Source Documents and found them to be in agreement. The procedures associated with the Specified Attributes were applied as indicated in Exhibit A. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding sources. We were not able to perform procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit B.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the offering documents. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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iii)	Assert or maintain that PwC is providing any "due diligence services," and/or that this report is a "third party due diligence report" as such terms are defined in Rule 17g-10 and Rule 15Ga-2, respectively, of the Securities and Exchange Commission under the Securities Exchange Act of 1934.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The results of the foregoing indicated that a comparison of the items as enumerated in Exhibit A to the information contained in the Loan File were in agreement, with the exception of the Specified Attributes found in Exhibit B.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

August 9, 2017

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC

Exhibits

A)	Loan File Review Procedures

B)	Specified Attributes Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
1	Seller	Loan Agreement	The lender, as stated in the Loan Agreement.	None
2	% of Initial Pooled Balance	Calculation	Computation in which the respective loan’s Cut-off Balance was divided by the aggregate Cut-off Balance of the Underlying Collateral.	None
3	Property Name	Appraisal	The property name, as stated in the Appraisal Report.	None
4	Street Address	Appraisal	The address, as stated in the Appraisal Report.	None
5	City	Appraisal	The city, as stated in the Appraisal Report.	None
6	State	Appraisal	The state, as stated in the Appraisal Report.	None
7	Zip Code	Appraisal	The zip code, as stated in the Appraisal Report.	None
8	Number of Properties	Loan Agreement	1, if the property is located on a single parcel. Otherwise, the count of non-contiguous parcels collateralizing the mortgage loan, as stated in the Loan Agreement.	None
9	Property Type	Appraisal	The property type, as stated in the Appraisal Report.	None
10	Property Subtype	Appraisal	The property subtype, as stated in the Appraisal Report.	None
11	Year Built	Appraisal	The year built, as stated in the Appraisal Report.	None
12	Year Renovated	Capital Expenditures Schedule; Appraisal; Engineering Report	The year renovated, as stated in the Capital Expenditures Schedule; Appraisal Report or Engineering Report.	None
13	Keys	Appraisal	Number of keys, as stated in the Appraisal Report.	None
14	Flag	Management Agreement	Hotel chain affiliation, as stated in the Management Agreement.	None
15	Mortgage Loan Cut-off Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01
16	Mortgage Loan Cut-off Balance ($) Per Key	Calculation	Computation in which the respective loan’s Mortgage Loan Cut-off Balance ($) was divided by the corresponding number of Keys.	$0.01
17	Mortgage Loan Maturity Balance ($)	Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
18	Mezzanine A Debt Cut-off Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
19	Mezzanine A Debt Maturity Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
20	Mezzanine B Debt Cut-off Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01
21	Mezzanine B Debt Maturity Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
22	Mezzanine C Debt Cut-off Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$0.01
23	Mezzanine C Debt Maturity Balance ($)	Subordinate Loan Agreement	The original principal balance, for interest only mortgage loans.	$1.00
24	Total Debt Cut-off Balance ($)	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($), Mezzanine A Debt Cut-off Balance ($), Mezzanine B Debt Cut-off Balance ($) and Mezzanine C Debt Cut-off Balance ($) were summed.	$0.01
25	Total Debt Maturity Balance ($)	Calculation	Computation in which the Mortgage Loan Maturity Balance ($), Mezzanine A Debt Maturity Balance ($), Mezzanine B Debt Maturity Balance ($) and Mezzanine C Debt Maturity Balance ($) were summed.	$1.00
26	Total Debt Cut-off Balance / Key ($)	Calculation	Computation in which the respective loan's Total Debt Cut-off Balance ($) was divided by the corresponding number of Keys.	None
27	Mortgage Loan Margin %	Loan Agreement	The respective loan's spread, as stated in the Loan Agreement.	None
28	Mezzanine A Debt Margin %	Subordinate Loan Agreement	The respective loan's spread, as stated in the Subordinate Loan Agreement.	None
29	Mezzanine B Debt Margin %	Subordinate Loan Agreement	The respective loan's spread, as stated in the Subordinate Loan Agreement.	None
30	Mezzanine C Debt Margin %	Subordinate Loan Agreement	The respective loan's spread, as stated in the Subordinate Loan Agreement.	None
31	Total Margin %	Calculation	Computation in which the respective loan's Mortgage Loan Margin %, Mezzanine A Debt Margin %, Mezzanine B Debt Margin % and Mezzanine C Debt Margin % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($), Mezzanine B Debt Cut-off Balance ($) and Mezzanine C Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
32	LIBOR Floor %	Loan Agreement	LIBOR floor, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
33	Mortgage Loan Rate %	Calculation	Computation in which the Mortgage Loan Margin % and Assumed LIBOR were summed.	None
34	Loan Admin. Fee %	Fee Schedule	The respective loan's administrative fee, as stated in the Fee Schedule.	None
35	Net Mortgage Loan Rate %	Calculation	Computation in which the Loan Admin. Fee % was deducted from the Mortgage Loan Rate %.	None
36	Mezzanine A Rate %	Calculation	Computation in which the Mezzanine A Debt Margin % and Assumed LIBOR were summed.	None
37	Net Mezzanine A Rate %	Calculation	Computation in which the Mezzanine A Admin. Fee % was deducted from the Mezzanine A Rate %.	None
38	Mezzanine B Rate %	Calculation	Computation in which the Mezzanine B Debt Margin % and Assumed LIBOR were summed.	None
39	Net Mezzanine B Rate %	Calculation	Computation in which the Mezzanine B Admin. Fee % was deducted from the Mezzanine B Rate %.	None
40	Mezzanine C Rate %	Calculation	Computation in which the Mezzanine C Debt Margin % and Assumed LIBOR were summed.	None
41	Net Mezzanine C Rate %	Calculation	Computation in which the Mezzanine C Admin. Fee % was deducted from the Mezzanine C Rate %.	None
42	Total Rate %	Calculation	Computation in which the respective loan's Mortgage Loan Rate %, Mezzanine A Rate %, Mezzanine B Rate % and Mezzanine C Rate % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($), Mezzanine B Debt Cut-off Balance ($) and Mezzanine C Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
43	Total Admin. Fee %	Calculation	Computation in which the respective loan's Loan Admin. Fee %, Mezzanine A Admin. Fee %, Mezzanine B Admin. Fee % and Mezzanine C Admin. Fee % were summed.	None
44	Net Total Rate %	Calculation	Computation in which the respective loan's Net Mortgage Loan Rate %, Net Mezzanine A Rate %, Net Mezzanine B Rate %, Net Mezzanine C Rate % were multiplied by the respective loan's Mortgage Loan Cut-off Date Balance ($), Mezzanine A Debt Cut-off Balance ($), Mezzanine B Debt Cut-off Balance ($) and Mezzanine C Debt Cut-off Balance ($), respectively. The resulting values were summed and then divided by the Total Debt Cut-off Balance ($).	None
45	Accrual Type	Loan Agreement	The interest calculation method, as stated in the Loan Agreement.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
46	Amortization Type	Loan Agreement	Balloon, when the interest only term is equal to zero; or

Interest Only, when the interest only term is equal to the loan term; or

Fully Amortizing, when the original loan term is equal to the original amortization term; or

			Partial IO, when the interest only term is greater than zero and less than original loan term.	None
47	Note Date	Loan Agreement	The date as stated on the front page of the Loan Agreement.	None
48	First Payment Date	Loan Agreement	The first installment due date, as stated in the Loan Agreement.	None
49	Initial Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Initial Maturity Date were counted.	None
50	Initial Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Initial Original Term.	None
51	Initial Maturity Date	Loan Agreement	The initial maturity date, as stated in the Loan Agreement.	None
52	Seasoning	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-off Date were counted.	None
53	Extension Options	Loan Agreement	Extension options, as stated in the Loan Agreement.	None
54	Extension Spread Increase Description	Loan Agreement	Spread increase associated with each extension option, as stated in the Loan Agreement.	None
55	First Extension Fee	Loan Agreement	The fee associated with the first extension option. 0% if no fee is required.	None
56	Second Extension Fee	Loan Agreement	The fee associated with the second extension option. 0% if no fee is required.	None
57	Third Extension Fee	Loan Agreement	The fee associated with the third extension option. 0% if no fee is required.	None
58	Fourth Extension Fee	Loan Agreement	The fee associated with the fourth extension option. 0% if no fee is required.	None
59	Fifth Extension Fee	Loan Agreement	The fee associated with the fifth extension option. 0% if no fee is required.	None
60	Exit Fee	Loan Agreement	The fee associated with exiting the respective loan. 0% if no fee is required.	None
61	Fully Extended Original Term	Calculation	Computation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Fully Extended Maturity Date were counted.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
62	Fully Extended Remaining Term	Calculation	Computation in which the respective loan’s Seasoning was deducted from the corresponding Fully Extended Original Term.	None
63	Fully Extended Maturity Date	Loan Agreement	Extended maturity date assuming all Extension Options are exercised, as stated in the Loan Agreement.	None
64	Payment Due Date	Loan Agreement	The payment date, as stated in the Loan Agreement.	None
65	Grace Period (Late Payment)	Loan Agreement	The number of grace period days prior to triggering a late fee, as stated in the Loan Agreement. 0, if there is no grace period.	None
66	Grace Period (Default)	Loan Agreement	The number of grace period days prior to triggering a default, as stated in the Loan Agreement. 0, if there is no grace period.	None
67	Interest Accrual Start	Loan Agreement	Day of the month on which interest begins to accrue for the next payment, as stated in the Loan Agreement.	None
68	Interest Accrual End	Loan Agreement	Day of the month on which interest stops accruing for the next payment, as stated in the Loan Agreement.	None
69	LIBOR Rounding Methodology	Loan Agreement	LIBOR rounding methodology, as stated in the Loan Agreement.	None
70	LIBOR Lookback Days	Loan Agreement	The LIBOR determination date, as state din the Loan Agreement.	None
71	Mortgage Loan Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan's Mortgage Loan Annual Debt Service ($) at Loan Rate was divided by 12.	None
72	Mortgage Loan Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mortgage Loan Rate % was multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
73	Mortgage Loan Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan's Mortgage Loan Annual Debt Service ($) at Cap Rate was divided by 12.	None
74	Mortgage Loan Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mortgage Loan Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mortgage Loan Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
75	Mezzanine A Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan's Mezzanine A Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
76	Mezzanine A Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine A Rate % was multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

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Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
77	Mezzanine A Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan's Mezzanine A Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
78	Mezzanine A Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine A Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine A Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
79	Mezzanine B Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan's Mezzanine B Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
80	Mezzanine B Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine B Rate % was multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
81	Mezzanine B Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan's Mezzanine B Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
82	Mezzanine B Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine B Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine B Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
83	Mezzanine C Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the loan's Mezzanine C Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None
84	Mezzanine C Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the respective loan's Mezzanine C Rate % was multiplied by the Mezzanine C Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
85	Mezzanine C Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the loan's Mezzanine C Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
86	Mezzanine C Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the respective loan's Mezzanine C Margin % and LIBOR Cap Strike Price % were summed and then multiplied by the Mezzanine C Debt Cut-off Balance ($). The resulting value was then multiplied by the fraction of 365/360 (based on actual/360 accrual type).	None
87	Total Debt Monthly Debt Service ($) at Loan Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Loan Rate was divided by 12.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

11

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
88	Total Debt Annual Debt Service ($) at Loan Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Loan Rate, Mezzanine A Debt Annual Debt Service ($) at Loan Rate, Mezzanine B Debt Annual Debt Service ($) at Loan Rate and Mezzanine C Debt Annual Debt Service ($) at Loan Rate were summed.	None
89	Total Debt Monthly Debt Service ($) at Cap Rate	Calculation	Computation in which the Total Debt Annual Debt Service ($) at Cap Rate was divided by 12.	None
90	Total Debt Annual Debt Service ($) at Cap Rate	Calculation	Computation in which the Mortgage Loan Annual Debt Service ($) at Cap Rate, Mezzanine A Debt Annual Debt Service ($) at Cap Rate, Mezzanine B Debt Annual Debt Service ($) at Cap Rate and Mezzanine C Debt Annual Debt Service ($) at Cap Rate were summed.	None
91	Prepayment Provision (Payments)	Calculation	Computation in which the number of monthly payments during the spread maintenance period and open period, as stated in the Loan Agreement, were counted.	None
92	Partial Release Allowed?	Loan Agreement	Yes, if a partial release is permitted and no, if a partial release is not permitted, as stated in the Loan Agreement.	None
93	Partial Release Description	Loan Agreement	Description of release parcel, as stated in the Loan Agreement.	None
94	As-Is Appraised Value ($)	Appraisal	The total appraised value, as stated in the Appraisal.	None
95	As-Is Appraised Value ($) Per Key	Calculation	Computation in which the As-Is Appraised Value ($)	None
96	Appraisal Date	Appraisal	As-is valuation date, as stated in the Appraisal.	None
97	Environmental Report Date	Environmental Report	Report date, as stated in the Environmental Report.	None
98	Engineering Report Date	Engineering Report	Report date, as stated in the Engineering Report.	None
99	As-Is Mortgage Loan Cutoff Date LTV %	Calculation	Computation in which the Mortgage Loan Cut-off Balance ($) was divided by the As-Is Appraised Value ($).	None
100	As-Is Mortgage Loan Maturity Date LTV %	Calculation	Computation in which the Mortgage Loan Maturity Balance ($) was divided by the As-Is Appraised Value ($).	None
101	As-Is Total Debt Cutoff Date LTV %	Calculation	Computation in which the Total Debt Cut-off Date Balance ($) was divided by the As-Is Appraised Value ($).	None
102	As-Is Total Debt Maturity Date LTV %	Calculation	Computation in which the Total Debt Maturity Balance ($) was divided by the As-Is Appraised Value ($).	None
103	2011 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2011, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

12

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
104	2011 ADR	Barclays Underwriting Schedule	The annualized ADR for 2011, as stated in the Barclays Underwriting Schedule.	None
105	2011 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2011, as stated in the Barclays Underwriting Schedule.	None
106	2011 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2011, as stated in the Barclays Underwriting Schedule.	None
107	2011 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2011, as stated in the Barclays Underwriting Schedule.	None
108	2011 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2011, as stated in the Barclays Underwriting Schedule.	$1.00
109	2011 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2011, as stated in the Barclays Underwriting Schedule.	$1.00
110	2011 NOI ($)	Calculation	Computation in which the 2011 Total Expenses ($) was deducted from the 2011 Revenues ($).	$1.00
111	2011 NCF ($)	Barclays Underwriting Schedule	The NCF for 2011, as stated in the Barclays Underwriting Schedule.	$1.00
112	2012 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2012, as stated in the Barclays Underwriting Schedule.	None
113	2012 ADR	Barclays Underwriting Schedule	The annualized ADR for 2012, as stated in the Barclays Underwriting Schedule.	None
114	2012 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2012, as stated in the Barclays Underwriting Schedule.	None
115	2012 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2012, as stated in the Barclays Underwriting Schedule.	None
116	2012 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2012, as stated in the Barclays Underwriting Schedule.	None
117	2012 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2012, as stated in the Barclays Underwriting Schedule.	$1.00
118	2012 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2012, as stated in the Barclays Underwriting Schedule.	$1.00
119	2012 NOI ($)	Calculation	Computation in which the 2012 Total Expenses ($) was deducted from the 2012 Revenues ($).	$1.00
120	2012 NCF ($)	Barclays Underwriting Schedule	The NCF for 2012, as stated in the Barclays Underwriting Schedule.	$1.00
121	2013 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2013, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com
13

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
122	2013 ADR	Barclays Underwriting Schedule	The annualized ADR for 2013, as stated in the Barclays Underwriting Schedule.	None
123	2013 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2013, as stated in the Barclays Underwriting Schedule.	None
124	2013 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2013, as stated in the Barclays Underwriting Schedule.	None
125	2013 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2013, as stated in the Barclays Underwriting Schedule.	None
126	2013 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
127	2013 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
128	2013 NOI ($)	Calculation	Computation in which the 2013 Total Expenses ($) was deducted from the 2013 Revenues ($).	$1.00
129	2013 NCF ($)	Barclays Underwriting Schedule	The NCF for 2013, as stated in the Barclays Underwriting Schedule.	$1.00
130	2014 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2014, as stated in the Barclays Underwriting Schedule.	None
131	2014 ADR	Barclays Underwriting Schedule	The annualized ADR for 2014, as stated in the Barclays Underwriting Schedule.	None
132	2014 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2014, as stated in the Barclays Underwriting Schedule.	None
133	2014 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
134	2014 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2014, as stated in the Barclays Underwriting Schedule.	None
135	2014 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
136	2014 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
137	2014 NOI ($)	Calculation	Computation in which the 2014 Total Expenses ($) was deducted from the 2014 Revenues ($).	$1.00
138	2014 NCF ($)	Barclays Underwriting Schedule	The NCF for 2014, as stated in the Barclays Underwriting Schedule.	$1.00
139	2015 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2015, as stated in the Barclays Underwriting Schedule.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

14

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
140	2015 ADR	Barclays Underwriting Schedule	The annualized ADR for 2015, as stated in the Barclays Underwriting Schedule.	None
141	2015 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2015, as stated in the Barclays Underwriting Schedule.	None
142	2015 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
143	2015 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2015, as stated in the Barclays Underwriting Schedule.	None
144	2015 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
145	2015 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
146	2015 NOI ($)	Calculation	Computation in which the 2015 Total Expenses ($) was deducted from the 2015 Revenues ($).	$1.00
147	2015 NCF ($)	Barclays Underwriting Schedule	The NCF for 2015, as stated in the Barclays Underwriting Schedule.	$1.00
148	2016 Occupancy	Barclays Underwriting Schedule	The annualized occupancy for 2016, as stated in the Barclays Underwriting Schedule.	None
149	2016 ADR	Barclays Underwriting Schedule	The annualized ADR for 2016, as stated in the Barclays Underwriting Schedule.	None
150	2016 RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for 2016, as stated in the Barclays Underwriting Schedule.	None
151	2016 Available Rooms	Barclays Underwriting Schedule	The total available rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
152	2016 Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for 2016, as stated in the Barclays Underwriting Schedule.	None
153	2016 Revenues ($)	Barclays Underwriting Schedule	The total revenues for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
154	2016 Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for 2016, as stated in the Barclays Underwriting Schedule.	$1.00
155	2016 NOI ($)	Calculation	Computation in which the 2016 Total Expenses ($) was deducted from the 2016 Revenues ($).	$1.00
156	2016 NCF ($)	Barclays Underwriting Schedule	The NCF for 2016, as stated in the Barclays Underwriting Schedule.	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

15

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
157	TTM Occupancy	Barclays Underwriting Schedule	The annualized occupancy for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	None
158	TTM ADR	Barclays Underwriting Schedule	The annualized ADR for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	None
159	TTM RevPAR	Barclays Underwriting Schedule	The annualized RevPAR for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	None
160	TTM Available Rooms	Barclays Underwriting Schedule	The total available rooms for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	None
161	TTM Occupied Rooms	Barclays Underwriting Schedule	The total available rooms for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	None
162	TTM Revenues ($)	Barclays Underwriting Schedule	The total revenues for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	$1.00
163	TTM Total Expenses ($)	Barclays Underwriting Schedule	The total expenses for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	$1.00
164	TTM NOI ($)	Calculation	Computation in which the TTM Total Expenses ($) was deducted from the TTM Revenues ($).	$1.00
165	TTM NCF ($)	Barclays Underwriting Schedule	The NCF for the trailing twelve month period ending June 2017, as stated in the Barclays Underwriting Schedule.	$1.00
166	Mortgage Loan TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
167	Mortgage Loan TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
168	Mortgage Loan TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
169	Mortgage Loan TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
170	Mortgage Loan TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

16

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
171	Mortgage Loan TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
172	Total Debt TTM NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
173	Total Debt TTM NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
174	Total Debt TTM NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
175	Total Debt TTM NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
176	Total Debt TTM NOI Debt Yield %	Calculation	Computation in which the respective loan's TTM NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
177	Total Debt TTM NCF Debt Yield %	Calculation	Computation in which the respective loan's TTM NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
178	UW Occupancy	Barclays Underwriting Schedule	The underwritten annualized occupancy, as stated in the Barclays Underwriting Schedule.	None
179	UW ADR	Barclays Underwriting Schedule	The underwritten annualized ADR, as stated in the Barclays Underwriting Schedule.	None
180	UW RevPAR	Barclays Underwriting Schedule	The underwritten annualized RevPAR, as stated in the Barclays Underwriting Schedule.	None
181	UW Available Rooms	Barclays Underwriting Schedule	The underwritten total available rooms, as stated in the Barclays Underwriting Schedule.	None
182	UW Occupied Rooms	Barclays Underwriting Schedule	The underwritten total available rooms, as stated in the Barclays Underwriting Schedule.	None
183	UW Revenues ($)	Barclays Underwriting Schedule	The underwritten total revenues, as stated in the Barclays Underwriting Schedule.	$1.00
184	UW Total Expenses ($)	Barclays Underwriting Schedule	The underwritten total expenses, as stated in the Barclays Underwriting Schedule.	$1.00
185	UW NOI ($)	Calculation	Computation in which the UW Total Expenses ($) was deducted from the UW Revenues ($).	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

17

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
186	UW FF&E ($)	Barclays Underwriting Schedule	The underwritten FF&E, as stated in the Barclays Underwriting Schedule.	$1.00
187	UW NCF ($)	Calculation	Computation in which the respective loan's UW FF&E ($) was deducted from the corresponding UW NOI ($).	$1.00
188	Mortgage Loan UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
189	Mortgage Loan UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Loan Rate.	None
190	Mortgage Loan UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
191	Mortgage Loan UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Annual Debt Service ($) at Cap Rate.	None
192	Mortgage Loan UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
193	Mortgage Loan UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Mortgage Loan Cut-off Balance ($).	None
194	Total Debt UW NOI DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
195	Total Debt UW NCF DSCR at Loan Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Loan Rate.	None
196	Total Debt UW NOI DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
197	Total Debt UW NCF DSCR at Cap Rate	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Annual Debt Service ($) at Cap Rate.	None
198	Total Debt UW NOI Debt Yield %	Calculation	Computation in which the respective loan's UW NOI ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None
199	Total Debt UW NCF Debt Yield %	Calculation	Computation in which the respective loan's UW NCF ($) was divided by the corresponding Total Debt Cut-off Balance ($).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

18

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Logic or Formula	Tolerance Levels
200	Title Type	Title Policy	The ownership interest, as stated in the Title Policy.	None
201	PML %	Seismic Report	The PML %, as stated in the Seismic Report.	None
202	PML Report Date	Seismic Report	The report date, as stated in the Seismic Report.	None
203	Upfront Capex Reserve ($)	Settlement Statement	Upfront capital expenditure reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
204	Upfront Engin. Reserve ($)	Settlement Statement	Upfront repair reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
205	Upfront FF&E Reserve ($)	Settlement Statement	Upfront FF&E reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
206	Upfront RE Tax Reserve ($)	Settlement Statement	Upfront real estate tax reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
207	Upfront Ins. Reserve ($)	Settlement Statement	Upfront insurance reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
208	Upfront Other Reserve ($)	Settlement Statement	Upfront other reserves, as stated in the Settlement Statement. $0 if none listed.	$1.00
209	Upfront Other Reserve Description	Settlement Statement	Description of upfront other reserves, as stated in the Settlement Statement. N/A if none listed.	None
210	Monthly Capex Reserve ($)	Loan Agreement	Monthly required capital expenditure reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
211	Monthly FF&E Reserve ($)	Loan Agreement	Monthly required FF&E reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
212	Monthly RE Tax Reserve ($)	Loan Agreement	Monthly required real estate tax reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
213	Monthly Ins. Reserve ($)	Loan Agreement	Monthly required insurance reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
214	Monthly Other Reserve ($)	Loan Agreement	Monthly required other reserves, as stated in the Loan Agreement. $0, if none listed.	$1.00
215	Monthly Other Reserve Description	Loan Agreement	Description of monthly other reserves, as stated in the Loan Agreement. N/A if none listed.	None
216	Loan Purpose	Settlement Statement	Loan purpose, as indicated on the Settlement Statement.	None
217	Principal / Carveout Guarantor	Guaranty Agreement	Guarantor, as stated in the Guaranty Agreement.	None
218	Lockbox (Y/N)	Cash Management Agreement	Yes, if there is a lockbox as indicated in the Cash Management Agreement. No, if there is no agreement in place.	None
219	Lockbox Type	Cash Management Agreement	Hard or Soft as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None
220	Cash Management	Cash Management Agreement	Description of the cash management arrangement, as indicated in the Cash Management Agreement. N/A, if there is no agreement in place.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com
19

Commercial Mortgage Pass-Through Certificates, Series 2017-DELC Specified Attributes Provided by the Company	EXHIBIT B

Below is a list of the Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents as part of our procedures enumerated in Exhibit A.

#	Specified Attribute
1	Loan #
2	Assumed LIBOR
3	LIBOR Cap Strike Price %
4	Interest Rate Cap Provider
5	Mezzanine A Admin. Fee %
6	Mezzanine B Admin. Fee %
7	Mezzanine C Admin. Fee %
8	Prepayment Provision Comments
9	Loan #

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com

20